OTHER FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 27, 2020	Jul. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 25,968	$ 51,386	$ 0	$ 6,011
Other financial assets non current			$ 15,147	1,683
Subsidiaries | Singularity Education Group
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 1,250
Borrowings, interest rate		5.00%
Borrowing term		1 year
Financial assets, at fair value				1,280
Price per share of outstanding debt principal converted (in usd per share)	$ 0.1231
Number of shares issued in conversion of outstanding debt principal (in shares)	10,655,788
Subsidiaries | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)	204,750,000
Percentage of voting equity interests acquired			15.00%
Associates | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)	614,251,000
Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current			$ 10,478	$ 0
Equity instruments | Subsidiaries | Singularity Education Group
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current	$ 1,311
Equity instruments | Subsidiaries | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current	$ 9,167